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 [LOGO OF WILLKIE FARR & GALLAGHER LLP]          787 Seventh Avenue
                                                 New York, NY 10019-6099
                                                 Tel: 212 728 8000
                                                 Fax: 212 728 8111

February 9, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Sanford C. Bernstein Fund, Inc.
    Securities Act File No. 33-21844

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Sanford
C. Bernstein Fund, Inc. (the "Fund") hereby certifies that the definitive forms of prospectus and statement of additional information for each of the Overlay A Portfolio, the Tax-Aware Overlay A Portfolio, the Overlay B Portfolio, the Tax-Aware Overlay B Portfolio, the Tax-Aware Overlay C Portfolio and the Tax-Aware Overlay N Portfolio, dated February 4, 2010, do not differ from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 50 to the Registration Statement of the Fund (the "Amendment") electronically filed with the Securities and Exchange Commission on February 4, 2010. The Amendment was declared effective on February 4, 2010.

If you have any questions regarding this certification, please do not hesitate to contact me at (212) 728-8138.

                           Sincerely,

                           /s/Elliot J. Gluck
                           --------------------------
                           Elliot J. Gluck

     NEW YORK WASHINGTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS in alliance with Dickson Minto W.S., London and Edinburgh